Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Taxes
Note 10. Taxes
The Company’s provision for interim periods is determined using an estimate of the annual effective tax rate, adjusted for discrete items arising in that period. The Company’s effective tax rate differs from the U.S. statutory tax rate primarily due to valuation allowances on its deferred tax assets as it is more likely than not that some, or all, of the Company’s deferred tax assets will not be realized. There was no income tax benefit for the three months ended March 31, 2022 and 2021, respectively.
Deferred tax assets and liabilities are determined based upon the differences between the unaudited condensed consolidated financial statements carrying amounts and the tax bases of existing assets and liabilities and for loss and credit carryforwards, using enacted tax rates
expected
to be in effect in the years in which the differences are expected to reverse. The Company has provided a full valuation allowance against the net deferred tax assets as the Company has determined that it was more likely than not that the Company would not realize the benefits of federal and state net deferred tax assets.

NOTE 6 – INCOME TAXES
The components of the Company’s loss before income taxes are as follows:

	Years Ended December 31,
	2021	2020
United States	$(67,883,898)	$(21,671,394)
Foreign	—	—

Total	$(67,883,898)	$(21,671,394)

The Company did not record any current or deferred federal, state or foreign income taxes for the years ended December 31, 2021 and 2020, respectively.
The

reconciliation of the F
ederal statutory income tax provision to the Company’s effective income tax provision is as follows:

	Years Ended December 31,
	2021	2020
Federal statutory income tax rate	21%	21%
Federal income tax at statutory rates	$(14,255,619)	$(4,550,993)
Valuation Allowance	13,982,549	4,435,667
Other, permanent difference	273,070	115,326

Total income tax provision	$—	$—

Effective income tax rate	0%	0%
Deferred income taxes reflect the net tax effects of loss and credit carry forwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred income tax assets and liabilities at December 31, 2021 and 2020 were comprised of the following:

	Years Ended December 31,
	2021	2020

Deferred Tax Assets:
Allowance for doubtful accounts	$273,692	$110,381
Accruals and reserves	4,448,488	733,051
Disallowed interest carryforwards	1,332,346	—
Net operating loss and other carryforwards	24,171,779	12,418,254
Stock based compensation	505,580	377,514
Other, net	40,507	16,364

	Years Ended December 31,
	2021	2020
Deferred tax assets before valuation allowance	$30,772,392	$13,655,564
Valuation Allowance	(30,739,829)	(13,591,637)
Total Deferred Tax Assets, net of valuation allowance	32,563	63,927
Deferred Tax Liabilities:
Depreciation	32,563	63,927
Total Deferred Tax Liabilities	32,563	$63,927
Net Deferred Tax Assets (Liabilities)	$—	$—
A valuation allowance is required to be established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. Realization of deferred tax assets is dependent upon future earnings, the timing and amount of which are uncertain. A full review of all positive and negative evidence needs to be considered, including the Company’s current and past performance, the market environments in which the Company operates, the utilization of past tax credits, length of carry back and carry forward periods, as well as tax planning strategies that might be implemented. Management believes that, based on a number of factors, it is more likely than not, that all of the deferred tax assets may not be realized; and accordingly, as of December 31, 2021 and 2020, the Company has provided a full valuation allowance against its net deferred tax assets.
On a gross basis, the Company has Federal net operating loss carry forwards of $89.8 million and $43.9 million as of December 31, 2021 and December 31, 2020, respectively, of which $1.0 million will expire in 2027 and the remainder of which may be carried forward indefinitely. The Company also has State gross net operating loss carry forwards of $79.3 million and $50.1 million as of December 31, 2021 and December 31, 2020, respectively, in various state jurisdictions which begin to expire in 2030. A full valuation allowance has been established for these net operating loss carry forwards as of December 31, 2021 and December 31, 2020. The increase in the valuation allowance in 2021 was due to an increase in the Federal valuation allowance of $14.0 million and an increase to State valuation allowances of $3.2 million. The following is a rollforward of the Company’s valuation allowances for the years ended December 31, 2021 and 2020, respectively:

Valuation allowance as of January 1, 2020	$7,831,390
Adjustments to the valuation allowance	5,760,247
Valuation allowances as of December 31, 2020	13,591,637
Adjustments to the valuation allowance	17,148,192
Valuation allowance as of December 31, 2021	$30,739,829
The Company has no unrecognized tax benefits as of December 31, 2021 and December 31, 2020. The Company is subject to U.S. Federal income tax and various state income taxes. The Company is subject to examination in these jurisdictions for the 2017 year and beyond.